Leases (Tables)	6 Months Ended
Jun. 30, 2024
Leases [Abstract]
Schedule of Weighted Average Remaining Lease Terms and Discount Rates	The following is a summary of weighted average remaining lease terms and discount rates for all of the Company’s operating leases as of June 30, 2024:
Weighted average remaining lease term (years)	2.97
Weighted average discount rates	10.40%

Schedule of Total Operating Lease Cost	For the six months ended June 30, 2024, the total operating lease cost and cash payments for operating leases were as follows:
Operating lease cost	$526
Cash payments for operating leases	$419

Schedule of Minimum Lease Payments	Minimum lease payments over the remaining lease periods as of June 30, 2024, are as follows:
The remainder of 2024	$481
2025	958
2026	919
2027	455

Total undiscounted lease payments	2,813
Less - imputed interest	(346)

Present value of lease liabilities	$2,467